Financial Instruments - Summary of Derivative Financial Instruments into Relevant Maturity Groupings (Details) - Exchange Forward And Option Contracts - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Nominal value	1,513	1,350
Not later than one month [member]
Disclosure Of Financial Instruments [Line Items]
Nominal value	434	355
Later than one month and not later than three months [member]
Disclosure Of Financial Instruments [Line Items]
Nominal value	701	666
Later than three months and not later than one year [member]
Disclosure Of Financial Instruments [Line Items]
Nominal value	378	329